SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Platform Operator, Crypto-Asset [Line Items]
Derivative liabilities, short-term	$ 928,333	$ 1,008,216	$ 520,747
Derivative liabilities, long-term	1,139,293	759,065	352,402
Total liabilities at fair value	2,067,626	1,767,281	873,149
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liabilities, short-term
Derivative liabilities, long-term
Total liabilities at fair value
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liabilities, short-term
Derivative liabilities, long-term
Total liabilities at fair value
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liabilities, short-term	928,333	1,008,216	520,747
Derivative liabilities, long-term	1,139,293	759,065	352,402
Total liabilities at fair value	$ 2,067,626	$ 1,767,281	$ 873,149